Note R - Earnings Per Share (Details) - Exclusions from the Diluted Per Share Calculation	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exclusions from the Diluted Per Share Calculation [Abstract]
Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000
Total	11,512,272	11,337,140